Non-Operating Expenses - Schedule of Non-Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Non-operating Expenses
Foreign exchange losses	$ 1,279	$ 3
Financial charges	198	2
Interest expense	10	361
Other	0	6
Total non-operating expenses	$ 1,487	$ 372